Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 676,855	Royalties	Canada	snj:CA-QC	Abitibiwinni First Nation	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 2
	156,981	Fees	Canada	snj:CA-QC	Abitibiwinni First Nation	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 3
	187,037	Taxes	Canada	snj:CA-QC	Eeyou Itschee James Bay Regional Government	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 4
	4,661,339	Taxes	Canada	snj:CA-QC	Revenue Ministry Government of Quebec	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 5
	7,442	Fees	Canada	snj:CA-QC	Revenue Ministry Government of Quebec	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 6
	115,627	Fees	Canada	snj:CA-QC	Finance Ministry Government of Quebec	Casa Berardi Mine Project	Gold [Member]	Underground Mining
#: 7
	1,149,477	Royalties	Canada		Keno Hill Reclamation Trust	Keno Hill Mine Project	Silver [Member]	Underground Mining
#: 8
	151,861	Taxes	Canada	snj:CA-YT	Yukon Government Department of Community Services	Keno Hill Mine Project	Silver [Member]	Underground Mining
#: 9
	929,884	Fees	Mexico		Federal Treasury of Mining General Directorate	San Sebastian Project	Silver [Member]	Underground Mining
#: 10
	291,200	Fees	United States of America		United States of America Bureau of Land Management	Midas Project	Gold And Silver [Member]	Underground Mining
#: 11
	203,200	Fees	United States of America		United States of America Bureau of Land Management	Hollister Project	Gold And Silver [Member]	Underground Mining
#: 12
	166,200	Fees	United States of America		United States of America Bureau of Land Management	Fire Creek Project	Gold And Silver [Member]	Underground Mining
#: 13
	578,800	Fees	United States of America		United States of America Bureau of Land Management	Other - Nevada Project	Gold And Silver [Member]	Underground Mining
#: 14
	276,200	Fees	United States of America		United States of America Bureau of Land Management	Libby Exploration (Montanore) Project	Silver [Member]	Underground Mining
#: 15
	140,800	Fees	United States of America		United States of America Bureau of Land Management	San Juan Silver Project	Silver [Member]	Underground Mining
#: 16
	$ 102,000	Fees	United States of America		United States of America Bureau of Land Management	Revett - Troy Mine Project	Silver [Member]	Underground Mining